NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 1. NATURE OF BUSINESS

Organization

North American Oil & Gas Corp. and its subsidiary (the “Company” or “NAMOG”) was originally incorporated under the name Calendar Dragon Inc. as a Nevada corporation on April 7, 2010. On October 11, 2012, the Company changed its name under Nevada law from Calendar Dragon Inc. to North American Oil & Gas Corp.

On November 20, 2012 NAMG entered into an Agreement and Plan of Merger (the “Merger”), by and among the Company, Lani Acquisition, LLC, a Nevada limited liability company and a wholly-owned subsidiary of the Company (“Lani Acquisition”), and Lani, LLC, a California limited liability company. NAMG is primarily engaged in the business of acquiring, exploring, and developing oil and natural gas properties.

The Company is considered a Development Stage Company, as defined by Financial Accounting Standard Board ("FASB") Accounting Standards Codification ("ASC") 915, “Development Stage Enterprises”. The Company's past and planned future principal business is the acquisition and development of mineral interest in the San Joaquin Basin region of California, with no operating revenue during the period presented. The Company is required to report its operations, shareholders equity (deficit) and cash flows from inception through the date that revenues are generated from management’s intended operations, among other things. Since Inception, the Company has incurred an operating loss of $1,927,694. The Company’s working capital has been generated from the sales of common stock, warrant options and from advances pursuant to the Farm-In Agreement with Avere Energy Corp. The consolidated financial statements are for the period from “Inception” to December 31, 2013.

Reverse merger and acquisition

On November 20, 2012, North American Oil & Gas Corp. a Nevada corporation (the “Company”) entered into an Agreement and Plan of Merger dated November 16, 2012 (the “Merger”), by and among the Company, Lani Acquisition, LLC, a Nevada limited liability company and a wholly-owned subsidiary of the Company (“Lani Acquisition”), and Lani, LLC, a California limited liability company (“Lani”).

Under the terms and conditions of the Merger, the Company issued 24,300,000 shares of common stock of the Company in consideration for all the issued and outstanding limited liability company membership interest in Lani. Subsequent to the Merger, on November 25, 2012, the Company offered and sold in a private offering 5,000,000 shares of common stock to East West Petroleum Corp., at an offering price of $.10 per share for aggregate offering proceeds of $500,000. The effect of the issuances is that former Lani limited liability company membership interest holders, at the time of the merger, held approximately 40.41% of the issued and outstanding shares of common stock of the Company, shareholders of the Company immediately prior to effect of the Merger held approximately 51.27% of the issued and outstanding shares of common stock of the Company, and East West Petroleum Corp. held approximately 8.32% of the issued and outstanding shares of common stock of the Company.

The Merger by which Lani, LLC became a wholly owned subsidiary of NAMG was treated as a ”reverse acquisition” for accounting purposes. In a reverse acquisition, although NAMG was considered to be the “legal acquirer” that is, Calendar Dragon (now known as NAMG) survived as the parent corporation, Lani was the “accounting acquirer” (that is because Lani’s business was the more significant business).

As a result of the Merger, Lani’s financial statements became the financial statements of NAMG, and the Company’s stockholder’s equity was recapitalized.